UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: July 16, 2016 to August 17, 2016

Commission File Number of issuing entity: 333-206582-02

Central Index Key Number of issuing entity: 0001669990

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206582

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding III LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877

KeyBank National Association

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991402
38-3991403
38-7145119

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on August 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	69	808,429,526.12
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	69	808,429,526.12

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	0	N/A

No assets securitized by Bank of America, National Association, Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Funding III LLC or Key Bank National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 16, 2016 to August 17, 2016.

Bank of America, National Association filed its most recent Form ABS-15G on August 2, 2016. The CIK number of Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 11, 2016. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 5, 2016.  The CIK number of Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001548405.

KeyBank National Association filed its most recent Form ABS-15G on January 29, 2016. The CIK number of KeyBank National Association is 0001089877.

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	07/15/2016	$0.00
Current Distribution Date:	08/17/2016	$0.00

*REO Account Balance
Prior Distribution Date:	07/15/2016	$0.00
Current Distribution Date:	08/17/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	07/15/2016	$4,779.48
Current Distribution Date:	08/17/2016	$4,943.41
Interest Reserve Account Balance
Prior Distribution Date:	07/15/2016	$0.00
Current Distribution Date:	08/17/2016	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	07/15/2016	$0.00
Current Distribution Date:	08/17/2016	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	07/15/2016	$0.00
Current Distribution Date:	08/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, relating to the August 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Jane Lam

Jane Lam, Vice President

Date: August 31, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, relating to the August 17, 2016 distribution.